UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Waterstone Asset Management, LLC

Address:  2 Carlson Parkway, Suite 260
          Plymouth, Minnesota 55447


13F File Number: 28-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:


 /s/ Martin Kalish             Plymouth, Minnesota            May 14, 2007
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

28-12029                Waterstone Market Neutral Master Fund, Ltd.

28-10926                Waterstone Capital Offshore Advisors, LP

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total:   $1,010,084
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.         Form 13F File Number    Name

1.          28-12029                Waterstone Market Neutral Master Fund, Ltd.

2.          28-10926                Waterstone Capital Offshore Advisors, LP

                                                     FORM 13F INFORMATION TABLE

                                                             VALUE    SHRS OR     SH/  PUT/   INVSTMT   OTHER    VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT     PRN  CALL   DISCRTN   MNGRS   SOLE  SHARED  NONE
3M CO                          COM               88579Y101   3,088        40,400  SH          DEFINED   1,2     SOLE
ALLERGAN INC                   COM               018490102   3,679        33,200  SH          DEFINED   1,2     SOLE
AMERICAN EXPRESS CO            COM               025816109   7,104       125,961  SH          DEFINED   1,2     SOLE
AMGEN INC                      COM               031162100   5,120        91,616  SH          DEFINED   1,2     SOLE
AMGEN INC                      CALL              031162900       3         1,050  SH   CALL   DEFINED   1,2     SOLE
APRIA HEALTHCARE GROUP INC     NOTE 3.375% 9/0   037933AB4  35,256    32,004,000  PRN         DEFINED   1,2     SOLE
ARCHER DANIELS MIDLAND CO      COM               039483952   2,582         4,099  SH   PUT    DEFINED   1,2     SOLE
ARCHER DANIELS MIDLAND CO      COM               039483102   7,234       197,100  SH          DEFINED   1,2     SOLE
ASPEN INSURANCE HOLDINGS LTD   SHS               G05384105   4,458       170,100  SH          DEFINED   1,2     SOLE
AT&T INC                       COM               00206R102  59,697     1,514,000  SH          DEFINED   1,2     SOLE
BEARINGPOINT INC               COM               074002106   2,799       365,400  SH          DEFINED   1,2     SOLE
BEST BUY INC                   COM               086516101   7,644       156,900  SH          DEFINED   1,2     SOLE
BEST BUY INC                   PUT               086516951   1,475         5,362  SH   PUT    DEFINED   1,2     SOLE
BORLAND SOFTWARE CORP          COM               099849101   2,419       458,936  SH          DEFINED   1,2     SOLE
BOSTON PPTYS LTD PARTNERSHIP   NOTE 3.750% 5/1   10112RAG9  33,512    27,500,000  PRN         DEFINED   1,2     SOLE
BRE PROPERTIES INC             NOTE 4.125% 8/1   05564EBH8  23,987    22,500,000  PRN         DEFINED   1,2     SOLE
CAPITAL ONE FINL CORP          COM               14040H105  16,465       218,195  SH          DEFINED   1,2     SOLE
CARNIVAL CORP                  NOTE 10/2         143658AS1   3,958     5,000,000  PRN         DEFINED   1,2     SOLE
CIBER INC                      SDCV 2.875%12/1   17163BAB8   8,890     9,350,000  PRN         DEFINED   1,2     SOLE
CITIGROUP INC                  COM               172967101  19,253       375,000  SH          DEFINED   1,2     SOLE
CONSECO INC                    COM NEW           208464883     467        27,000  SH          DEFINED   1,2     SOLE
DORAL FINL CORP                COM               25811P100     982       598,560  SH          DEFINED   1,2     SOLE
E M C CORP MASS                CALL              268648902   1,925        10,000  SH   CALL   DEFINED   1,2     SOLE
E M C CORP MASS                PUT               268648952   1,546         7,542  SH   PUT    DEFINED   1,2     SOLE
FLIR SYS INC                   NOTE 3.000% 6/0   302445AB7  32,301    19,042,000  PRN         DEFINED   1,2     SOLE
FORD MTR CO DEL                COM PAR $0.01     345370860  17,384     2,203,330  SH          DEFINED   1,2     SOLE
GETTY IMAGES INC               SDCV 0.500% 6/0   374276AH6  45,535    43,460,000  PRN         DEFINED   1,2     SOLE
GILEAD SCIENCES INC            COM               375558103  28,632       373,540  SH          DEFINED   1,2     SOLE
GMX RES INC                    COM               38011M108   1,383        45,000  SH          DEFINED   1,2     SOLE
GREY GLOBAL GROUP INC          SDCV 5.000%10/1   39787MAB4  12,728     9,000,000  PRN         DEFINED   1,2     SOLE
GROUP 1 AUTOMOTIVE INC         FRNT 2.250% 6/1   398905AE9  10,050    11,500,000  PRN         DEFINED   1,2     SOLE
HANOVER COMPRESSOR CO          NOTE 4.750% 1/1   410768AE5  33,305    20,300,000  PRN         DEFINED   1,2     SOLE
HEADWATERS INC                 NOTE 2.875% 6/0   42210PAB8   5,125     5,048,000  PRN         DEFINED   1,2     SOLE
HOSPITALITY PPTYS TR           COM SH BEN INT    44106M102   1,231        26,312  SH          DEFINED   1,2     SOLE
IMCLONE SYS INC                NOTE 1.375% 5/1   45245WAF6  34,928    37,500,000  PRN         DEFINED   1,2     SOLE
INFORMATICA CORP               COM               45666Q102   2,048       152,500  SH          DEFINED   1,2     SOLE
LANDAMERICA FINL GROUP INC     DBCV 3.125%11/1   514936AB9  35,326    29,000,000  PRN         DEFINED   1,2     SOLE
LANDAMERICA FINL GROUP INC     DBCV 3.250% 5/1   514936AD5   6,725     4,500,000  PRN         DEFINED   1,2     SOLE
LINCARE HLDGS INC              DBCV 3.000% 6/1   532791AB6  11,824    12,000,000  PRN         DEFINED   1,2     SOLE
LOWES COS INC                  COM               548661107   5,371       170,564  SH          DEFINED   1,2     SOLE
LOWES COS INC                  PUT               548661957   3,769         8,470  SH   PUT    DEFINED   1,2     SOLE
LUCENT TECHNOLOGIES INC        DBCV 2.750% 6/1   549463AG2  95,050    94,702,000  PRN         DEFINED   1,2     SOLE
LUCENT TECHNOLOGIES INC        DBCV 2.875% 6/1   549463AH0  54,288    52,375,000  PRN         DEFINED   1,2     SOLE
MASCO CORP                     COM               574599106   4,795       175,000  SH          DEFINED   1,2     SOLE
MEDIMMUNE INC                  NOTE 1.375% 7/1   584699AG7  27,683    22,500,000  PRN         DEFINED   1,2     SOLE
MEDTRONIC INC                  NOTE 1.500% 4/1   585055AL0  23,018    22,500,000  PRN         DEFINED   1,2     SOLE
NEKTAR THERAPEUTICS            COM               640268108   3,217       246,300  SH          DEFINED   1,2     SOLE
NEW YORK CMNTY CAP TR V        BONUSES           64944P307  46,462       950,727  SH          DEFINED   1,2     SOLE
NOVELL INC                     DBCV 0.500% 7/1   670006AC9  38,606    39,000,000  PRN         DEFINED   1,2     SOLE
PHARMACEUTICAL RES INC         NOTE 2.875% 9/3   717125AC2   8,681     9,270,000  PRN         DEFINED   1,2     SOLE
PRIVATEBANCORP INC             COM               742962103     807        22,079  SH          DEFINED   1,2     SOLE
PRUDENTIAL FINL INC            COM               744320102  12,627       139,900  SH          DEFINED   1,2     SOLE
QUANEX CORP                    DBCV 2.500% 5/1   747620AE2   1,746     1,000,000  PRN         DEFINED   1,2     SOLE
QWEST COMMUNICATIONS INTL IN   COM               749121109   1,056       117,500  SH          DEFINED   1,2     SOLE
RAYTHEON CO                    *W EXP 06/16/201  755111119     174        10,000  SH          DEFINED   1,2     SOLE
REINSURANCE GROUP AMER INC     PFD TR INC EQ     759351307  14,540       200,000  SH          DEFINED   1,2     SOLE
RF MICRODEVICES INC            COM               749941100   1,100       176,500  SH          DEFINED   1,2     SOLE
SANDISK CORP                   NOTE 1.000% 5/1   80004CAC5   2,192     2,500,000  PRN         DEFINED   1,2     SOLE
SANDISK CORP                   CALL              80004C901   3,224         5,200  SH   CALL   DEFINED   1,2     SOLE
TECH DATA CORP                 DBCV 2.750%12/1   878237AE6  23,205    24,000,000  PRN         DEFINED   1,2     SOLE
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209   6,651       177,700  SH          DEFINED   1,2     SOLE
TEVA PHARMACEUTICAL INDS LTD   PUT               881624959   3,421         6,579  SH   PUT    DEFINED   1,2     SOLE
TEVA PHARMACEUTICAL INDS LTD   CALL              881624909     975         3,714  SH   CALL   DEFINED   1,2     SOLE
THERMO FISHER SCIENTIFIC INC   COM               883556102   6,882       147,200  SH          DEFINED   1,2     SOLE
TRINITY INDS INC               NOTE 3.875% 6/0   896522AF6  51,886    47,000,000  PRN         DEFINED   1,2     SOLE
VORNADO RLTY TR                SH BEN INT        929042109   5,155        43,200  SH          DEFINED   1,2     SOLE
WAL MART STORES INC            COM               931142103  18,626       396,730  SH          DEFINED   1,2     SOLE
WASHINGTON REAL ESTATE INVT    NOTE 3.875% 9/1   939653AJ0   4,957     5,000,000  PRN         DEFINED   1,2     SOLE
WASHINGTON REAL ESTATE INVT    NOTE 3.875% 9/1   939653AK7   1,487     1,500,000  PRN         DEFINED   1,2     SOLE
WYETH                          COM               983024100   6,364       127,200  SH          DEFINED   1,2     SOLE

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